Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
March 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—80.9%
		Communication Services—5.3%
176,576	[1,2]	CarGurus, Inc.	$ 5,143,659
7,422		Electronic Arts, Inc.	1,072,627
253,182	[1]	Fox Corp	14,330,101
45,476	[1,2]	Live Nation Entertainment, Inc.	5,938,256
11,632	[2]	Madison Square Garden Spinco	380,832
34,581	[1,2]	Pinterest, Inc.	1,072,011
192,810	[1,2]	ROBLOX Corp.	11,238,895
52,671		Sirius XM Radio, Inc.	1,187,468
42,994	[1,2]	Spotify Technology S.A.	23,647,990
23,080	[1,2]	Yelp, Inc.	854,652
233,307	[1,2]	ZoomInfo Technologies, Inc.	2,333,070
		TOTAL	67,199,561
		Consumer Discretionary—9.7%
348,771	[1]	Advance Auto Parts, Inc.	13,675,311
16,340	[2]	Birkenstock Holding PLC	749,189
11,046	[1,2]	Carvana Co.	2,309,498
53,244	[1,2]	Cava Group, Inc.	4,600,814
69,024	[1,2]	Deckers Outdoor Corp.	7,717,573
5,901		Dick’s Sporting Goods, Inc.	1,189,406
135,893	[1,2]	DoorDash, Inc.	24,837,164
21,519	[1,2]	Duolingo, Inc.	6,682,510
32,166	[1,2]	Expedia Group, Inc.	5,407,105
146,122	[1,2]	Five Below, Inc.	10,948,191
133,481	[1]	Gap (The), Inc.	2,751,043
221,491	[1]	General Motors Co.	10,416,722
121,728	[1,2]	Life Time Group Holdings, Inc.	3,676,186
866		Murphy USA, Inc.	406,855
42,109	[2]	Norwegian Cruise Line Holdings Ltd.	798,387
34,832	[1]	PVH Corp.	2,251,540
69,866	[1,2]	Revolve Group, Inc.	1,501,420
13,599	[1]	Royal Caribbean Cruises Ltd.	2,793,779
87,780	[1,2]	SharkNinja, Inc.	7,321,730
97,041	[1,2]	Stitch Fix, Inc.	315,383
29,412		Tapestry, Inc.	2,070,899
20,332	[1,2]	Ulta Beauty, Inc.	7,452,491
187,580	[1,2]	Under Armour, Inc., Class A	1,172,375
45,386		V.F. Corp.	704,391
6,083		Wynn Resorts Ltd.	507,930
		TOTAL	122,257,892
		Consumer Staples—7.0%
21,747		Albertsons Cos., Inc.	478,217
201,487	[1,2]	Bellring Brands, Inc.	15,002,722
9,218		Bunge Global S.A.	704,440
10,497		Clorox Co.	1,545,683
10,058	[1]	Costco Wholesale Corp.	9,512,655
224,177	[1,2]	Dollar Tree, Inc.	16,828,967
72,949	[1]	Estee Lauder Cos., Inc., Class A	4,814,634

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
30,661	[1]	Kimberly-Clark Corp.	$ 4,360,607
7,633	[1]	Kroger Co.	516,678
379,330	[1,2]	Maplebear, Inc.	15,131,474
38,054	[1]	Philip Morris International, Inc.	6,040,311
8,336	[2]	Post Holdings, Inc.	969,977
11,873	[1]	Spectrum Brands Holdings, Inc.	849,513
71,153	[1,2]	Sprouts Farmers Market, Inc.	10,860,794
		TOTAL	87,616,672
		Energy—2.6%
26,734	[2]	Antero Resources Corp.	1,081,123
42,610	[1]	Cheniere Energy, Inc.	9,859,954
31,574	[1]	Core Natural Resources, Inc.	2,434,355
18,087	[1]	Devon Energy Corp.	676,454
105,560	[1]	EOG Resources, Inc.	13,537,014
32,759	[1,2]	Oceaneering International, Inc.	714,474
21,689	[1]	SM Energy Co.	649,586
13,785		Targa Resources, Inc.	2,763,479
24,604	[1]	Weatherford International PLC	1,317,544
		TOTAL	33,033,983
		Financials—10.3%
25,884	[1]	Ameriprise Financial, Inc.	12,530,703
21,366	[2]	Arch Capital Group Ltd.	2,054,982
3,543		Assurant, Inc.	743,144
160,320	[1]	Bank of New York Mellon Corp.	13,446,038
2,268	[1]	Cboe Global Markets, Inc.	513,226
120,903	[1]	Corebridge Financial, Inc.	3,816,908
8,611		Globe Life, Inc.	1,134,241
4,135		Goldman Sachs Group, Inc.	2,258,909
72,056	[1,2]	Green Dot Corp.	608,153
30,533	[1]	Interactive Brokers Group, Inc., Class A	5,055,960
15,768	[1]	Intercontinental Exchange, Inc.	2,719,980
169,344	[1]	Jackson Financial, Inc.	14,187,640
64,532		Janus Henderson Group PLC	2,332,832
139,023	[1,2]	LendingClub Corp.	1,434,717
20,841	[1,2]	LendingTree, Inc.	1,047,677
37,314	[1]	Live Oak Bancshares, Inc.	994,791
64,816	[1]	Morgan Stanley	7,562,083
61,440	[1]	Northern Trust Corp.	6,061,056
108,024	[1,2]	Open Lending Corp.	298,146
21,138	[1]	Principal Financial Group, Inc.	1,783,413
42,397	[1]	PROG Holdings, Inc.	1,127,760
5,707		Progressive Corp., OH	1,615,138
126,753	[1]	Prudential Financial, Inc.	14,155,775
31,024	[2]	Robinhood Markets, Inc.	1,291,219
167,080	[1]	State Street Corp.	14,958,672
251,855	[1,2]	StoneCo Ltd.	2,639,440
90,359	[1]	Synchrony Financial	4,783,606
29,454	[1]	The Travelers Cos., Inc.	7,789,405
40,311	[2]	Toast, Inc.	1,337,116
		TOTAL	130,282,730
		Health Care—13.5%
137,215	[1]	AbbVie, Inc.	28,749,287

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
15,115	[1,2]	Agios Pharmaceuticals, Inc.	$ 442,870
84,934	[1,2]	Align Technology, Inc.	13,492,615
21,984	[1,2]	Alnylam Pharmaceuticals, Inc.	5,936,120
65,543	[1]	Amgen, Inc.	20,419,922
14,362	[1,2]	Biogen, Inc.	1,965,296
52,233	[1]	Cardinal Health, Inc.	7,196,140
38,915	[1,2]	CareDx, Inc.	690,741
21,258	[1]	Cencora, Inc.	5,911,637
36,840	[2]	Centene Corp.	2,236,556
157,627	[1,2]	Community Health Systems, Inc.	425,593
213,006	[1,2]	Dexcom, Inc.	14,546,180
149,231	[1,2]	Elanco Animal Health, Inc.	1,566,926
46,479	[1,2]	Fulgent Genetics, Inc.	785,495
123,694	[1]	Gilead Sciences, Inc.	13,859,913
29,403	[2]	Halozyme Therapeutics, Inc.	1,876,205
17,871	[1]	Humana, Inc.	4,728,667
37,725	[1,2]	Illumina, Inc.	2,993,101
94,839	[1,2]	Incyte Genomics, Inc.	5,742,501
144,233	[1,2]	Inmode Ltd.	2,558,693
19,783	[1,2]	Insulet Corp.	5,195,214
367,298	[1,2]	Moderna, Inc.	10,412,898
4,310	[1,2]	Molina Healthcare, Inc.	1,419,671
161,250	[1,2]	NeoGenomics, Inc.	1,530,263
56,124	[2]	Novavax, Inc.	359,755
52,286	[1,2]	Omnicell, Inc.	1,827,919
83,937		Organon & Co.	1,249,822
27,647	[1,2]	Privia Health Group, Inc.	620,675
6,081	[1,2]	Regeneron Pharmaceuticals, Inc.	3,856,753
117,694	[1,2]	Teladoc Health, Inc.	936,844
20,863	[2]	Tenet Healthcare Corp.	2,806,073
3,006	[1,2]	Vertex Pharmaceuticals, Inc.	1,457,369
62,664	[2]	Waystar Holding Corp.	2,341,127
		TOTAL	170,138,841
		Industrials—8.8%
39,991	[1]	Allison Transmission Holdings, Inc.	3,825,939
41,294	[2]	APi Group Corp.	1,476,673
17,485	[1]	Apogee Enterprises, Inc.	810,080
39,645	[1,2]	Astronics Corp.	958,220
33,483		Atmus Filtration Technologies, Inc.	1,229,831
22,514	[1,2]	BlueLinx Holdings, Inc.	1,688,100
12,397	[1,2]	DXP Enterprises, Inc.	1,019,777
6,454		Eaton Corp. PLC	1,754,391
36,027	[1]	Emerson Electric Co.	3,950,000
15,641	[1]	GE Aerospace	3,130,546
68,148	[1,2]	GE Vernova, Inc.	20,804,221
9,756	[1,2]	Generac Holdings, Inc.	1,235,597
2,166		General Dynamics Corp.	590,408
8,664	[2]	GMS, Inc.	633,945
16,445		Leidos Holdings, Inc.	2,219,088
1,691		Lockheed Martin Corp.	755,387
28,293	[1]	Masco Corp.	1,967,495
19,590	[1,2]	Parsons Corp.	1,159,924

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
55,589	[1]	Paycom Software, Inc.	$ 12,145,085
69,946	[1]	Pitney Bowes, Inc.	633,011
30,228	[1,2]	Proto Labs, Inc.	1,059,189
5,641		RTX Corp.	747,207
41,991	[1,2]	SkyWest, Inc.	3,668,754
23,159	[1]	Trane Technologies PLC	7,802,730
2,392	[1,2]	TransDigm, Inc.	3,308,830
134,962	[1,2]	United Airlines Holdings, Inc.	9,319,126
226,450	[1]	Veralto Corp.	22,067,553
12,008		Xylem, Inc.	1,434,476
		TOTAL	111,395,583
		Information Technology—18.2%
2,564		Applied Materials, Inc.	372,088
17,093	[1,2]	AppLovin Corp.	4,529,132
96,652	[1,2]	Arista Networks, Inc.	7,488,597
27,853	[1,2]	Atlassian Corp. PLC	5,910,685
1,527	[2]	Autodesk, Inc.	399,769
22,446	[2]	Axcelis Technologies, Inc.	1,114,893
53,102	[2]	Bill.Com Holdings, Inc.	2,436,851
23,307	[1,2]	Braze, Inc.	840,917
23,918	[1]	Clear Secure, Inc.	619,715
62,621	[1,2]	Datadog, Inc.	6,212,629
88,974	[1]	Dell Technologies, Inc.	8,109,980
158,709	[1,2]	Enphase Energy, Inc.	9,847,893
4,650	[2]	EPAM Systems, Inc.	785,106
305,455	[1,2]	Fortinet, Inc.	29,403,098
39,193	[1,2]	Freshworks, Inc.	553,013
15,356	[2]	Gitlab, Inc.	721,732
83,476	[1,2]	GoDaddy, Inc.	15,037,367
20,881		HP, Inc.	578,195
6,265	[1,2]	HubSpot, Inc.	3,579,132
4,198	[1]	KLA Corp.	2,853,800
28,475	[2]	Kyndryl Holdings, Inc.	894,115
53,456	[1,2]	LiveRamp Holdings, Inc.	1,397,340
59,206		Marvell Technology, Inc.	3,645,313
1,464		Motorola Solutions, Inc.	640,954
115,082	[1]	NetApp, Inc.	10,108,803
167,526	[1,2]	Nutanix, Inc.	11,694,990
14,318	[2]	Okta, Inc.	1,506,540
224,108	[1,2]	ON Semiconductor Corp.	9,118,955
38,007	[1,2]	Palantir Technologies, Inc.	3,207,791
68,142	[1,2]	Palo Alto Networks, Inc.	11,627,751
78,118	[1]	Pegasystems, Inc.	5,430,763
16,392	[1,2]	Procore Technologies, Inc.	1,082,200
15,248	[2]	Pure Storage, Inc.	675,029
60,815	[1,2]	Q2 Holdings, Inc.	4,865,808
192,822	[1]	Qualcomm, Inc.	29,619,387
8,306	[1,2]	Qualys, Inc.	1,045,975
26,054	[1,2]	RingCentral, Inc.	645,097
798	[1,2]	ServiceNow, Inc.	635,320
19,675	[1,2]	Synaptics, Inc.	1,253,691
23,438		TD SYNNEX Corp.	2,436,614

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
147,630	[1]	Teradyne, Inc.	$ 12,194,238
61,692	[2]	UiPath, Inc.	635,428
81,223	[1,2]	Varonis Systems, Inc.	3,285,470
107,618	[1,2]	Zoom Communications, Inc.	7,938,980
10,393	[2]	Zscaler, Inc.	2,062,179
		TOTAL	229,043,323
		Materials—3.5%
81,226		Alcoa Corp.	2,477,393
113,740	[1,2]	Axalta Coating Systems Ltd.	3,772,756
183,939	[1]	Celanese Corp.	10,442,217
58,716	[1]	CRH PLC	5,165,246
95,533	[1]	FMC Corp.	4,030,537
37,266	[1,2]	Knife River Corp.	3,361,766
164,810	[1]	Mosaic Co./The	4,451,518
5,713		PPG Industries, Inc.	624,717
72,916	[1]	Southern Copper Corp.	6,814,729
22,724	[1]	Steel Dynamics, Inc.	2,842,318
		TOTAL	43,983,197
		Real Estate—1.8%
15,495	[2]	CBRE Group, Inc.	2,026,436
185,987	[1]	Kilroy Realty Corp.	6,092,934
25,662	[1]	Macerich Co. (The)	440,617
98,374	[1,2]	Redfin Corp.	906,025
103,053	[1]	SL Green Realty Corp.	5,946,158
72,073	[1]	Vornado Realty Trust, LP	2,665,980
11,754		Welltower, Inc.	1,800,830
44,244	[1,2]	Zillow Group, Inc.	2,958,154
		TOTAL	22,837,134
		Utilities—0.2%
19,339	[1]	Vistra Corp.	2,271,172
		TOTAL COMMON STOCKS (IDENTIFIED COST $945,814,534)	1,020,060,088
		INVESTMENT COMPANY—10.1%
127,834,304		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3] (IDENTIFIED COST $127,834,304)	127,834,304
		TOTAL INVESTMENT IN SECURITIES—91.0% (IDENTIFIED COST $1,073,648,838)[4]	1,147,894,392
		OTHER ASSETS AND LIABILITIES - NET—9.0%	113,528,277
		NET ASSETS—100%	$1,261,422,669
SECURITIES SOLD SHORT—(74.8)%
Shares			Value
		Communication Services—(4.4)%
9,316		ATN International, Inc.	$ 189,208
11,853	[2]	Charter Communications, Inc.	4,368,186
36,194	[2]	E.W. Scripps Co.	107,134
192,063	[2]	Magnite, Inc.	2,191,439
31,745		Sinclair, Inc.	505,698
22,349	[2]	Take-Two Interactive Software, Inc.	4,631,830
110,672		TKO Group Holdings, Inc.	16,911,788
471,933	[2]	Trade Desk, Inc./The	25,824,174

Shares			Value
		Communication Services—continued
102,591	[2]	Vimeo Holdings, Inc.	$ 539,629
		TOTAL	55,269,086
		Consumer Discretionary—(8.2)%
175,990	[2]	Caesars Entertainment, Inc.	4,399,750
46,008	[2]	CarMax, Inc.	3,584,943
44,554		Churchill Downs, Inc.	4,948,613
63,339	[2]	Dave & Buster’s Entertainment, Inc.	1,112,866
335,363	[2]	DraftKings, Inc.	11,137,405
27,641	[2]	Floor & Decor Holdings, Inc.	2,224,271
25,044	[2]	Fox Factory Holding Corp.	584,527
20,347	[2]	GameStop Corp.	454,145
49,292		Garmin Ltd.	10,702,772
49,026		Genuine Parts Co.	5,840,958
21,908	[2]	G-III Apparel Group Ltd.	599,184
3,771	[2]	Grand Canyon Education, Inc.	652,458
13,729		Home Depot, Inc.	5,031,541
8,354		Lithia Motors, Inc.	2,452,233
43,120		LKQ Corp.	1,834,325
203,572		Nike, Inc., Class B	12,922,751
94,555	[2]	Rivian Automotive, Inc.	1,177,210
238,784		Starbucks Corp.	23,422,323
82,537	[2]	The RealReal, Inc.	444,874
16,392	[2]	Wayfair, Inc.	525,036
45,107		Wingstop, Inc.	10,175,237
		TOTAL	104,227,422
		Consumer Staples—(5.6)%
48,909	[2]	Celsius Holdings, Inc.	1,742,139
172,831		Dollar General Corp.	15,197,030
26,655	[2]	elf Beauty, Inc.	1,673,668
26,838		Hershey Foods Corp.	4,590,103
496,793		Lamb Weston Holdings, Inc.	26,479,067
69,405		Mondelez International, Inc.	4,709,129
80,798	[2]	Monster Beverage Corp.	4,728,299
26,041		Procter & Gamble Co.	4,437,907
10,889		The Coca-Cola Co.	779,870
66,884		WalMart, Inc.	5,871,746
		TOTAL	70,208,958
		Energy—(3.4)%
189,886		Diamondback Energy, Inc.	30,358,974
7,226	[2]	DMC Global, Inc.	60,843
78,166		Exxon Mobil Corp.	9,296,282
43,623	[2]	Green Plains, Inc.	211,572
12,371		ONEOK, Inc.	1,227,451
71,991		Sitio Royalties Corp.	1,430,461
31,792	[2]	Vital Energy, Inc.	674,626
		TOTAL	43,260,209
		Financials—(8.6)%
36,859		American Express Co.	9,916,914
19,109		American International Group, Inc.	1,661,336
33,485		Aon PLC	13,363,529
6,606		Apollo Global Management, Inc.	904,626
8,211		Ares Management Corp.	1,203,815
47,256	[2]	Berkshire Hathaway, Inc., Class B	25,167,600

Shares			Value
		Financials—continued
98,153		Blackstone, Inc.	$ 13,719,826
25,838		Cannae Holdings, Inc.	473,611
38,161		Capital One Financial Co.	6,842,267
46,618		Citigroup, Inc.	3,309,412
14,170		Comerica, Inc.	836,880
3,290		Erie Indemnity Co.	1,378,674
18,091		First Interstate BancSystem, Inc., Class A	518,307
10,705	[2]	Fiserv, Inc.	2,363,985
28,321		Glacier Bancorp, Inc.	1,252,355
1,546	[2]	GoHealth, Inc.	18,969
12,707		KKR & Co., Inc., Class COMMON	1,469,056
18,624	[2]	PRA Group, Inc.	384,027
152,851	[2]	Remitly Global, Inc.	3,179,301
17,889		SEI Investments Co.	1,388,723
103,611	[2]	Shift4 Payments, Inc.	8,466,055
17,101	[2]	StoneX Group, Inc.	1,306,213
117,752	[2]	Upstart Holdings, Inc.	5,420,125
30,282		Webster Financial Corp. Waterbury	1,561,018
14,727		Wells Fargo & Co.	1,057,251
12,607		Western Alliance Bancorp	968,596
		TOTAL	108,132,471
		Health Care—(11.6)%
88,699	[2]	10X Genomics, Inc.	774,342
198,249		Abbott Laboratories	26,297,730
270,507	[2]	Acadia Healthcare Co., Inc.	8,201,772
60,100	[2]	AdaptHealth Corp.	651,484
158,064	[2]	agilon health, Inc.	684,417
20,734	[2]	Akero Therapeutics, Inc.	839,312
230,231	[2]	Apellis Pharmaceuticals, Inc.	5,035,152
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	769,776
28,594	[2]	Axsome Therapeutics, Inc.	3,334,918
48,539	[2]	Biohaven Ltd.	1,166,878
11,519		Bio-Techne Corp.	675,359
284,002	[2]	Bridgebio Pharma, Inc.	9,817,949
44,015	[2]	Cryoport, Inc.	267,611
229,781		CVS Health Corp.	15,567,663
6,041		Danaher Corp.	1,238,405
20,935	[2]	Edwards Lifesciences Corp.	1,517,369
7,719		Eli Lilly & Co.	6,375,199
53,368	[2]	Exact Sciences Corp.	2,310,301
40,192	[2]	HealthEquity, Inc.	3,551,767
123,663	[2]	Heron Therapeutics, Inc.	272,059
79,621	[2]	Immunovant, Inc.	1,360,723
13,327	[2]	Inspire Medical Systems, Inc.	2,122,725
8,119	[2]	iRhythm Technologies, Inc.	849,897
61,292		Johnson & Johnson	10,164,665
3,760	[2]	Karyopharm Therapeutics, Inc.	14,062
52,571	[2]	Kodiak Sciences, Inc.	147,462
11,333	[2]	Madrigal Pharmaceuticals, Inc.	3,753,830
44,859	[2]	Masimo Corp.	7,473,509
39,457		Medtronic PLC	3,545,606
56,104	[2]	Neogen Corp.	486,422
6,357	[2]	Nuvalent, Inc.	450,838

Shares			Value
		Health Care—continued
1,898	[2]	Outset Medical, Inc.	$ 20,995
50,357	[2]	PTC Therapeutics, Inc.	2,566,193
25,625	[2]	Repligen Corp.	3,260,525
44,479	[2]	Sotera Health Topco, Inc.	518,625
214,847	[2]	Summit Therapeutics, Inc.	4,144,399
52,165	[2]	TransMedics Group, Inc.	3,509,661
9,782		UnitedHealth Group, Inc.	5,123,322
84,121	[2]	Vaxcyte, Inc.	3,176,409
59,863	[2]	Viking Therapeutics, Inc.	1,445,691
10,982		West Pharmaceutical Services, Inc.	2,458,650
		TOTAL	145,943,672
		Industrials—(9.3)%
95,816		Air Lease Corp.	4,628,871
25,926	[2]	Ameresco, Inc.	313,186
60,316	[2]	Avis Budget Group, Inc.	4,577,984
5,352	[2]	Axon Enterprise, Inc.	2,814,884
106,933	[2]	Boeing Co.	18,237,423
28,405	[2]	Chart Industries, Inc.	4,100,546
203,225		Concentrix Corp.	11,307,439
169,768	[2]	Copart, Inc.	9,607,171
22,192	[2]	Core & Main, Inc.	1,072,095
182,412	[2]	Driven Brands Holdings, Inc.	3,126,542
40,430		Fastenal Co.	3,135,346
3,658	[2]	FTI Consulting, Inc.	600,205
111,061	[2]	GXO Logistics, Inc.	4,340,264
49,493		Honeywell International, Inc.	10,480,143
15,024		Huntington Ingalls Industries, Inc.	3,065,497
22,249		Ingersoll-Rand, Inc.	1,780,587
5,959	[2]	Kirby Corp.	601,919
140,311		Knight-Swift Transportation Holdings, Inc.	6,102,125
8,325	[2]	Mastec, Inc.	971,611
21,288	[2]	Mercury Systems, Inc.	917,300
394,111	[2]	NEXTracker, Inc.	16,607,838
19,418		Old Dominion Freight Lines, Inc.	3,212,708
8,958	[2]	Saia, Inc.	3,130,194
17,643		United Parcel Service, Inc.	1,940,554
13,288	[2]	Vicor Corp.	621,613
		TOTAL	117,294,045
		Information Technology—(15.8)%
2,346		Accenture PLC	732,046
6,896	[2]	Akamai Technologies, Inc.	555,128
152,174	[2]	Allegro MicroSystems, Inc.	3,824,133
8,246		Analog Devices, Inc.	1,662,971
21,427	[2]	Appian Corp.	617,312
100,666		Apple, Inc.	22,360,939
128,776	[2]	Astera Labs, Inc.	7,684,064
88,619		Broadcom, Inc.	14,837,479
3,506	[2]	Cadence Design Systems, Inc.	891,681
52,064	[2]	Cleanspark, Inc.	349,870
5,839	[2]	CloudFlare, Inc.	657,997
2,178	[2]	Crowdstrike Holdings, Inc.	767,919
29,450		Entegris, Inc.	2,576,286
20,458	[2]	Globalfoundries, Inc.	755,105

Shares			Value
		Information Technology—continued
223,045		Intel Corp.	$ 5,065,352
44,219	[2]	MARA Holdings, Inc.	508,518
67,113		Micron Technology, Inc.	5,831,449
38,993	[2]	MicroStrategy, Inc., Class A	11,240,512
79,352	[2]	MongoDB, Inc.	13,918,341
79,596	[2]	nCino, Inc.	2,186,502
244,701		NVIDIA Corp.	26,520,694
131,296		Oracle Corp.	18,356,494
25,900	[2]	Par Technology Corp.	1,588,706
13,435	[2]	PTC, Inc.	2,081,753
5,588	[2]	Sitime Corp.	854,237
115,773	[2]	Snowflake, Inc.	16,921,382
103,062	[2]	Sprout Social, Inc.	2,266,333
338,048	[2]	Super Micro Computer, Inc.	11,574,763
11,600	[2]	Synopsys, Inc.	4,974,660
2,850		Texas Instruments, Inc.	512,145
21,627		Ubiquiti Networks, Inc.	6,707,398
278,682	[2]	Unity Software, Inc.	5,459,380
364,648	[2]	Zeta Global Holdings Corp.	4,944,627
		TOTAL	199,786,176
		Materials—(4.1)%
90,886		Air Products & Chemicals, Inc.	26,804,099
12,211		Albemarle Corp.	879,436
6,848		Carpenter Technology Corp.	1,240,721
510,924		Dow, Inc.	17,841,466
87,619	[2]	MP Materials Corp.	2,138,780
6,350		Quaker Chemical Corp.	784,923
45,461		Smurfit WestRock PLC	2,048,473
		TOTAL	51,737,898
		Real Estate—(2.7)%
16,806		Alexandria Real Estate Equities, Inc.	1,554,723
11,479		American Tower Corp.	2,497,830
9,736		Digital Realty Trust, Inc.	1,395,072
1,578		Equinix, Inc.	1,286,622
85,926		Extra Space Storage, Inc.	12,759,152
213,199		Healthcare Realty Trust, Inc.	3,603,063
14,911		ProLogis, Inc.	1,666,901
1,928		Public Storage	577,031
134,320		Realty Income Corp.	7,791,903
47,162		Weyerhaeuser Co.	1,380,903
		TOTAL	34,513,200
		Utilities—(1.1)%
11,497		Alliant Energy Corp.	739,832
37,479		Brookfield Renewable Corp.	1,046,414
32,654		NextEra Energy, Inc.	2,314,842
84,252		Sempra Energy	6,012,223
9,798		Southwest Gas Holdings, Inc.	703,496
36,709		Xcel Energy, Inc.	2,598,630
		TOTAL	13,415,437
		Total Securities Sold Short (PROCEEDS $987,750,184)	$943,788,574
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$117,480,736
Purchases at Cost	$296,486,694
Proceeds from Sales	$(286,133,126)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$127,834,304
Shares Held as of 3/31/2025	127,834,304
Dividend Income	$1,363,132

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the“Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.